Document and Entity Information	May 02, 2023
Cover [Abstract]
Entity Registrant Name	HUBBELL INC
Amendment Flag	true
Entity Central Index Key	0000048898
Document Type	8-K/A
Document Period End Date	May 02, 2023
Entity Incorporation State Country Code	CT
Entity File Number	1-2958
Entity Tax Identification Number	06-0397030
Entity Address, Address Line One	40 Waterview Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	(475)
Local Phone Number	882-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value $0.01 per share
Trading Symbol	HUBB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Pursuant to Item 5.07(d) of Form 8-K, Hubbell Incorporated (the “Company”) is filing this Amendment No. 1 to its Form 8-K originally filed on May 4, 2023 (the “Initial 8-K”) that reported the voting results from its 2023 Annual Meeting of Shareholders held on May 2, 2023 (the “Annual Meeting”) solely for the purpose of updating the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” to provide information regarding the determination of the Board of Directors of the Company (the “Board”) as to frequency of future shareholder advisory votes on the compensation of the Company’s named executive officers. Except for the foregoing, this amendment does not modify or update any other disclosure contained in the Initial 8-K.